PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed statements of cash flows
Net cash provided by /(used in) operating activities	$ 25,665,838	¥ 178,680,435	¥ 8,569,117	¥ 80,063,278
Net cash provided by /(used in) investing activities	(67,208,085)	(467,889,241)	(103,589,651)	(55,928,949)
Net cash provided by /(used in) financing activities	5,068,001	35,282,416	555,382,588	68,703,310
Effect of foreign currency exchange rate changes on cash and restricted cash	1,035,094	7,206,098	6,074,726	(13,064,824)
Net increase / (decrease) in cash and restricted cash	(35,439,152)	(246,720,292)	466,436,780	79,772,815
Cash and restricted cash at the beginning of the year	107,489,773	748,322,305	281,885,525	202,112,710
Cash and restricted cash at the end of the year	$ 72,050,621	501,602,013	748,322,305	281,885,525
Reportable Legal Entities | Parent Company
Condensed statements of cash flows
Net cash provided by /(used in) operating activities		124,118,382	(351,432,253)	79,113,690
Net cash provided by /(used in) investing activities		(144,813,597)	(19,902,073)
Net cash provided by /(used in) financing activities		(2,133,713)	481,123,035
Effect of foreign currency exchange rate changes on cash and restricted cash		4,249,727	7,176,014	(6,058,261)
Net increase / (decrease) in cash and restricted cash		(18,579,201)	116,964,723	73,055,429
Cash and restricted cash at the beginning of the year		274,258,425	157,293,702	84,238,273
Cash and restricted cash at the end of the year		¥ 255,679,224	¥ 274,258,425	¥ 157,293,702